UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03721

BNY Mellon Intermediate Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	11/30/21

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Intermediate Municipal Bond Fund, Inc.

SEMIANNUAL REPORT November 30, 2021

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from June 1, 2021 through November 30, 2021, as provided by portfolio managers Thomas Casey and Daniel Rabasco of Insight North America LLC, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended November 30, 2021, BNY Mellon Intermediate Municipal Bond Fund, Inc. produced a total return of 0.12%.1 In comparison, the Bloomberg Municipal Bond: 7-Year Index (6-8) (the “Index”), the fund’s benchmark, provided a total return of 0.02% for the same period.2

Municipal bonds endured turmoil caused by COVID-19, inflation fears, the economic recovery and uncertainty about policy from the Federal Reserve (the “Fed”). The fund outperformed the Index, due primarily to favorable security selection.

The Fund’s Investment Approach

The fund seeks the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowing for investment purposes, in municipal bonds that provide income exempt from federal income tax.

The fund invests at least 80% of its assets in municipal bonds rated A or higher, or the unrated equivalent as determined by the BNY Mellon Investment Adviser, Inc. (“BNY Mellon”). The fund may invest up to 20% of its assets in municipal bonds rated below A, including bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by BNY Mellon. The dollar-weighted, average maturity of the fund’s portfolio generally is between three and ten years.

We focus on identifying undervalued sectors and securities, and we minimize the use of interest-rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. We actively trade among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values.

Strong Demand Continues Amid Political Uncertainty

While the market continued to benefit from policies put in place in response to the COVID-19 pandemic, volatility increased as a result of a variety of factors. Despite the volatility, credit spreads are now tighter than they were prior to the pandemic, which is a testament to how strong the market has been over the past year.

The primary factors driving the recent volatility have been the emergence of the Delta variant of COVID-19, uncertainty about whether inflation would be transitory, and how well the Fed would address inflationary pressures. Tax reform measures in Washington D.C. have also factored into the market environment.

The Delta variant contributed to volatility by casting doubt on the pace of the reopening of the economy and of future growth. But volatility was fed primarily by concerns about inflation and whether it would be short lived or persist over a longer period. The market has appeared to be uncertain about this. While the long end of the curve flattened, suggesting that investors believed inflationary pressures would soon ease, the shorter end of the curve rose, indicating investors believed the Fed would be forced to raise rates sooner than it has indicated.

The political environment has also affected the market. While the November 2020 election increased the likelihood of income-tax hikes for corporations and higher-income households, adding to the appeal of tax-exempt municipal securities, the extent of potential tax increases became less certain late in the reporting period, weakening demand for municipal securities somewhat. Among the possible changes under discussion is the lifting of the cap on the deduction of state and local taxes. The cap went into effect with the Tax Cuts and Jobs Act of 2017 and has helped fuel inflows into municipal bond funds.

While the market has been volatile, credit fundamentals remain strong. The fiscal health of issuers has remained better than expected in part because real-estate and income-tax collections failed to decline as much as predicted. Progressive tax regimes proved beneficial because higher-earning, white-collar workers were largely unaffected by the pandemic.

Late in the reporting period, the market received support from investors interested in holding quality assets and in protecting their income from potentially higher tax rates. Credit fundamentals, which also remained strong, also helped drive investor demand.

Security Selection Assisted Fund Results

The fund’s performance versus the Index was enhanced primarily by favorable security selection. New York City general obligation bonds performed especially well, while selections in the airport, education, special tax and tobacco segments also contributed positively. As for asset allocation, an overweight position in the hospital sector was advantageous as was an underweight position in state general obligation bonds.

In contrast, security selection in the hospital sector detracted from returns as did an underweight position in Illinois state general obligation bonds. An overweight position in prepaid gas bonds also hindered performance. The fund’s relatively long duration versus the Index also hampered returns because yields on long-term bonds rose. The fund did not make use of derivatives during the reporting period.

A Positive Outlook

We are relatively optimistic about the municipal bond market in the short-to-medium term. The strong economy, vaccine distribution and fiscal support from the federal government all have contributed to fundamentals that are better than expected. An increase in infrastructure spending could be beneficial since it would relieve states and municipalities of the need to issue more debt.

On the other hand, Treasury bond yields are expected to rise in 2022, and with a more hawkish stance on inflation, the Fed is expected to raise interest rates in the coming year. Inflation could become a risk, but historically, municipal bonds have performed more strongly than Treasuries when long-term rates rise.

We expect to keep the fund’s duration close to that of the Index, and we will continue to focus on security selection, with an emphasize on strong fundamentals and attractive valuations.

December 15, 2021

1 Total return includes reinvestment of dividends. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

2 Source: Lipper Inc. — The Bloomberg Municipal Bond: 7-Year Index (6-8) covers the U.S. dollar-denominated, 6-8 year, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Intermediate Municipal Bond Fund, Inc. from June 1, 2021 to November 30, 2021. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended November 30, 2021

Expenses paid per $1,000†	$3.71
Ending value (after expenses)	$1,001.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended November 30, 2021

Expenses paid per $1,000†	$3.75
Ending value (after expenses)	$1,021.36
†	Expenses are equal to the fund’s annualized expense ratio of .74%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2021 (Unaudited)

Description	Coupon Rate (%)	Maturity Rate	Principal Amount ($)		Value ($)
Bonds and Notes - .3%
Collateralized Municipal-Backed Securities - .3%
Arizona Industrial Development Authority, Revenue Bonds, Ser. 2019-2 (cost $1,851,980)	3.63	5/20/2033	1,687,315		1,891,519

Long-Term Municipal Investments - 98.6%
Alabama - 3.7%
Birmingham-Jefferson Civic Center Authority, Special Tax Bonds, Ser. B	5.00	7/1/2038	2,975,000		3,553,694
Black Belt Energy Gas District, Revenue Bonds (Project No. 5) Ser. A1	4.00	10/1/2026	1,000,000	[a]	1,136,017
Black Belt Energy Gas District, Revenue Bonds, Refunding	4.00	12/1/2031	1,300,000	[a]	1,588,685
The Birmingham Water Works Board, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2027	3,260,000	[b]	3,964,308
The Lower Alabama Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2025	3,500,000	[a]	3,917,025
The Lower Alabama Gas District, Revenue Bonds, Ser. A	5.00	9/1/2031	2,000,000		2,566,568
The Southeast Alabama Gas Supply District, Revenue Bonds (Project No. 2) Ser. A	4.00	6/1/2024	3,745,000	[a]	4,036,074
				20,762,371
Arizona - 1.3%
Phoenix Civic Improvement Corp., Revenue Bonds, Refunding	5.00	7/1/2028	5,000,000		5,571,616
Phoenix Civic Improvement Corp., Revenue Bonds, Ser. B	5.00	7/1/2030	1,500,000		1,888,107
				7,459,723
Arkansas - .7%
Fort Smith Water & Sewer, Revenue Bonds, Refunding	5.00	10/1/2035	1,500,000		1,865,011
University of Arkansas, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2024	1,585,000	[b]	1,795,947
				3,660,958
California - 4.4%
California, GO	5.00	10/1/2030	2,500,000		3,162,341
California, GO	5.00	11/1/2031	1,500,000		1,999,483
California, GO, Refunding	5.00	4/1/2033	4,645,000		5,917,036
California, GO, Refunding	5.00	8/1/2030	2,500,000		2,998,843

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
California - 4.4% (continued)
California Community Choice Financing Authority, Revenue Bonds (Green Bond) Ser. B1	4.00	8/1/2031	1,000,000	[a]	1,211,905
California Housing Finance Agency, Revenue Bonds, Ser. 2021-1	3.50	11/20/2035	1,485,717		1,697,078
California Public Works Board, Revenue Bonds, Refunding, Ser. H	5.00	12/1/2026	1,355,000		1,538,418
California Statewide Communities Development Authority, Revenue Bonds (Loma Linda University Medical Center Obligated Group) Ser. A	5.00	12/1/2031	1,000,000	[c]	1,160,339
Sacramento Unified School District, GO (Insured; Assured Guaranty Municipal Corp.)	0.00	7/1/2023	5,065,000	[d]	5,018,572
				24,704,015
Colorado - 4.2%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (AdventHealth Obligated Group)	5.00	11/19/2026	2,500,000	[a]	3,025,763
Colorado Health Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. A	5.00	8/1/2034	1,000,000		1,258,648
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	5.00	1/1/2030	1,750,000		2,266,231
Denver City & County Airport System, Revenue Bonds, Ser. A	5.50	11/15/2026	15,640,000		17,154,406
				23,705,048
Connecticut - 1.8%
Connecticut, Revenue Bonds, Ser. A	5.00	8/1/2026	2,500,000		2,898,804
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2032	5,500,000		6,166,829
Connecticut Health & Educational Facilities Authority, Revenue Bonds (Covenant Home) Ser. B	5.00	12/1/2032	1,000,000		1,193,238
				10,258,871
District of Columbia - 1.3%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2025	3,000,000		3,248,662
Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2027	3,500,000		4,285,667
				7,534,329

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Florida - 6.3%
Broward County Airport System, Revenue Bonds	5.00	10/1/2036	2,000,000		2,418,904
Broward County School District, COP, Refunding, Ser. A	5.00	7/1/2027	5,000,000		6,109,669
Central Florida Expressway Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. D	5.00	7/1/2035	1,500,000		1,981,784
Citizens Property Insurance, Revenue Bonds, Ser. A1	5.00	6/1/2025	5,500,000		6,239,208
Florida Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2024	1,480,000		1,668,995
Florida Municipal Power Agency, Revenue Bonds, Ser. A	5.00	10/1/2030	1,250,000		1,450,719
Hillsborough County Solid Waste & Resource Recovery, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2026	1,260,000		1,498,961
JEA Electric System, Revenue Bonds, Refunding, Ser. 3A	4.00	10/1/2036	1,700,000		2,029,829
Lee County Transportation Facilities, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/2024	2,500,000		2,809,446
Orange County Convention Center, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2032	3,275,000		3,893,073
South Miami Health Facilities Authority, Revenue Bonds, Refunding (Baptist Health South Florida Obligated Group)	5.00	8/15/2031	1,750,000		2,138,839
Sunshine Skyway Bridge, Revenue Bonds, Ser. A	4.00	7/1/2033	2,500,000		2,944,958
				35,184,385
Georgia - 2.5%
Atlanta Water & Wastewater, Revenue Bonds, Refunding	5.00	11/1/2031	2,000,000		2,304,050
Fulton County Development Authority, Revenue Bonds, Ser. A	5.00	4/1/2036	1,350,000		1,616,248
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project No. 1) Ser. A	5.00	1/1/2028	2,500,000		2,956,010
Main Street Natural Gas, Revenue Bonds, Ser. A	5.50	9/15/2028	2,530,000		3,199,910
Main Street Natural Gas, Revenue Bonds, Ser. B, 1 Month LIBOR x.67 +.75%	0.81	9/1/2023	2,500,000	[a,e]	2,512,121

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Georgia - 2.5% (continued)
The Atlanta Development Authority, Revenue Bonds, Ser. A1	5.00	7/1/2027	1,000,000	1,145,590
				13,733,929
Hawaii - .7%
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2031	1,615,000	1,978,330
Hawaii Airports System, Revenue Bonds, Ser. A	5.00	7/1/2030	1,500,000	1,839,213
				3,817,543
Illinois - 10.5%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	12/1/2030	2,500,000	3,101,158
Chicago II Waterworks, Revenue Bonds, Refunding	5.00	11/1/2025	1,200,000	1,396,665
Chicago II Waterworks, Revenue Bonds, Refunding	5.00	11/1/2027	2,000,000	2,409,900
Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. D	5.00	12/1/2031	1,000,000	[f] 1,349,098
Chicago O'Hare International Airport, Revenue Bonds (Customer Facility Charge)	5.50	1/1/2026	3,300,000	3,472,245
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2029	4,000,000	4,511,650
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2023	2,530,000	2,657,488
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2035	3,000,000	3,502,691
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2028	1,000,000	1,086,402
Chicago Park District, GO, Refunding, Ser. C	5.00	1/1/2030	940,000	1,017,948
Greater Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. A	5.00	12/1/2031	3,275,000	3,937,306
Illinois, Revenue Bonds (Insured; Build America Mutual) Ser. A	5.00	6/15/2030	2,600,000	3,201,193
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. A	5.00	11/15/2028	1,205,000	1,395,982

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Illinois - 10.5% (continued)
Illinois Finance Authority, Revenue Bonds, Refunding (Rush University Medical Center Obligated Group) Ser. B	5.00	11/15/2033	2,140,000	2,437,173
Illinois Toll Highway Authority, Revenue Bonds, Ser. A	5.00	1/1/2042	1,110,000	1,337,732
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2028	2,270,000	2,656,713
Regional Transportation Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	6.50	7/1/2030	2,500,000	3,343,031
Regional Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	6.00	6/1/2025	2,000,000	2,270,280
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	2,750,000	3,496,103
The Illinois Sports Facilities Authority, Revenue Bonds, Refunding (Insured; Build America Mutual)	5.00	6/15/2029	1,000,000	1,266,632
University of Illinois, Revenue Bonds (Auxiliary Facilities System) Ser. A	5.00	4/1/2032	3,655,000	4,004,048
University of Illinois, Revenue Bonds, Refunding (Auxiliary Facilities System) Ser. A	5.00	4/1/2026	4,595,000	4,878,433
				58,729,871
Indiana - 3.1%
Indiana Finance Authority, Revenue Bonds, Refunding (Butler University Project) Ser. B	5.00	2/1/2030	1,400,000	1,410,390
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project)	4.00	10/1/2036	1,250,000	1,538,180
Indiana Finance Authority, Revenue Bonds, Refunding (CWA Authority Project)	4.00	10/1/2035	1,500,000	1,849,364
Indiana Finance Authority, Revenue Bonds, Refunding (Indianapolis Power & Light Co.) Ser. A	3.13	12/1/2024	1,500,000	1,600,859
Indiana Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2036	3,000,000	3,556,318
Richmond Hospital Authority, Revenue Bonds, Refunding (Reid Hospital Project) Ser. A	5.00	1/1/2028	2,440,000	2,746,535

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Indiana - 3.1% (continued)
Whiting, Revenue Bonds (BP Products North America Project)	5.00	11/1/2024	4,000,000	[a]	4,534,998
				17,236,644
Iowa - 1.0%
Iowa Finance Authority, Revenue Bonds, Refunding (Iowa Fertilizer Company Project)	3.13	12/1/2022	840,000		851,870
Iowa Finance Authority, Revenue Bonds, Refunding (Unitypoint Health) Ser. E	5.00	8/15/2032	2,280,000		2,677,252
Iowa Tobacco Settlement Authority, Revenue Bonds, Refunding, Ser. A2	4.00	6/1/2034	500,000		606,812
PEFA, Revenue Bonds (PEFA Gas Project)	5.00	9/1/2026	1,000,000	[a]	1,180,560
				5,316,494
Kentucky - 1.8%
Kentucky Public Energy Authority, Revenue Bonds (Gas Supply) Ser. B	4.00	1/1/2025	5,500,000	[a]	6,040,955
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	4/1/2024	1,255,000	[a]	1,346,946
Kentucky Public Energy Authority, Revenue Bonds, Ser. A	4.00	6/1/2026	1,500,000	[a]	1,699,791
Louisville County Metropolitan Government, Revenue Bonds (Norton Healthcare Obligated Group) Ser. C	5.00	10/1/2026	1,000,000	[a]	1,200,751
				10,288,443
Louisiana - .7%
Jefferson Sales Tax District, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	12/1/2032	2,250,000		2,688,583
St. John the Baptist Parish, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.20	7/1/2026	1,000,000	[a]	1,047,630
				3,736,213
Maryland - 2.6%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B2	5.00	7/1/2027	2,350,000	[a]	2,816,061
Maryland Stadium Authority, Revenue Bonds	5.00	5/1/2037	3,090,000		3,788,653
Maryland Transportation Authority, Revenue Bonds	5.00	6/1/2024	2,490,000		2,760,744

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Maryland - 2.6% (continued)
Prince George's County, GO, Ser. A	5.00	7/15/2031	4,355,000	5,480,751
				14,846,209
Massachusetts - 2.7%
Massachusetts, GO, Ser. D	4.00	5/1/2034	3,500,000	4,193,738
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System)	5.00	7/1/2034	2,630,000	3,118,002
Massachusetts Educational Financing Authority, Revenue Bonds, Refunding, Ser. K	5.00	7/1/2022	1,445,000	1,485,198
Massachusetts Federal Highway, GAN, Ser. A	5.00	6/15/2026	1,500,000	1,734,277
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2034	3,500,000	4,363,011
				14,894,226
Michigan - 4.7%
Great Lakes Water Authority Water Supply System, Revenue Bonds, Refunding, Ser. D	5.00	7/1/2036	5,000,000	5,910,466
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont Health Credit Obligated Group)	5.00	8/15/2030	3,870,000	4,174,148
Michigan Finance Authority, Revenue Bonds, Refunding (Beaumont Health Credit Obligated Group)	5.00	8/1/2025	3,180,000	3,565,380
Michigan Finance Authority, Revenue Bonds, Refunding (Great Lakes Water Authority) (Insured; Assured Guaranty Municipal Corp.) Ser. C3	5.00	7/1/2030	1,000,000	1,117,063
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2023	1,000,000	1,071,849
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Obligated Group) Ser. A	5.00	12/1/2034	2,000,000	2,463,912
Michigan Strategic Fund, Revenue Bonds (AMT-I-75 Improvement Project)	5.00	6/30/2031	4,395,000	5,425,206

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Michigan - 4.7% (continued)
Utica Community Schools, GO, Refunding (School Building & Site Project) (Insured; Qualified School Bond Loan Fund)	5.00	5/1/2032	940,000	1,194,351
Utica Community Schools, GO, Refunding (School Building & Site Project) (Insured; Qualified School Bond Loan Fund)	5.00	5/1/2031	1,000,000	1,272,770
				26,195,145
Missouri - 2.9%
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (CoxHealth Obligated Group) Ser. A	5.00	11/15/2035	3,705,000	4,285,956
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Mercy Health) Ser. A	5.00	6/1/2025	3,500,000	4,033,342
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	11/15/2028	1,300,000	1,536,763
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	11/15/2026	1,000,000	1,184,051
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Iatan 2 Project) Ser. A	5.00	1/1/2032	1,550,000	1,694,904
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds, Refunding (Prairie State Project) Ser. A	5.00	12/1/2030	3,270,000	3,766,872
				16,501,888
Nebraska - 1.6%
Public Power Generation Agency, Revenue Bonds, Refunding	5.00	1/1/2038	1,000,000	1,180,273
Public Power Generation Agency, Revenue Bonds, Refunding (Whelan Energy Center Unit)	5.00	1/1/2029	4,750,000	5,365,617
Public Power Generation Agency, Revenue Bonds, Refunding (Whelan Energy Center)	5.00	1/1/2030	2,250,000	2,540,336
				9,086,226
Nevada - .2%
Las Vegas Valley Water District, GO, Refunding, Ser. D	5.00	6/1/2028	500,000	628,502

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Nevada - .2% (continued)
Reno, Revenue Bonds, Refunding	5.00	6/1/2035	500,000	592,703
				1,221,205
New Jersey - 5.4%
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	4.00	6/1/2030	1,000,000	1,216,059
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. NN	5.00	3/1/2028	2,250,000	2,376,252
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2029	1,400,000	1,619,484
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. WW	5.25	6/15/2031	4,000,000	4,625,953
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.25	6/15/2027	2,500,000	2,892,885
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2024	2,400,000	2,713,348
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	5.00	12/1/2026	1,425,000	1,696,250
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. D	5.00	1/1/2028	1,000,000	1,181,489
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. E	5.00	1/1/2031	1,250,000	1,545,384
The Camden County Improvement Authority, Revenue Bonds, Refunding (Rowan University Foundation Project) (Insured; Build America Mutual) Ser. A	5.00	7/1/2033	3,070,000	3,984,639
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2037	3,150,000	3,799,773
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,175,000	2,627,805
				30,279,321
New York - 5.6%
Metropolitan Transportation Authority, BAN, Ser. A1	5.00	2/1/2023	445,000	468,851
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. C1	5.00	11/15/2031	2,135,000	2,582,488
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2030	1,365,000	1,600,046

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
New York - 5.6% (continued)
Nassau County Interim Finance Authority, Revenue Bonds, Refunding, Ser. A	4.00	11/15/2032	1,500,000	1,881,492
New York City, GO, Refunding, Ser. A1	5.00	8/1/2031	1,000,000	1,313,532
New York City, GO, Ser. A1	4.00	8/1/2037	2,195,000	2,657,785
New York City, GO, Ser. B1	5.00	12/1/2031	3,750,000	4,512,441
New York City, GO, Ser. C	4.00	8/1/2036	1,250,000	1,499,362
New York City, GO, Ser. F1	4.00	3/1/2038	1,000,000	1,200,102
New York City Health & Hospitals Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2028	1,000,000	1,244,290
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	8/1/2038	2,680,000	3,241,233
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2030	1,000,000	1,262,674
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2032	3,000,000	3,302,944
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2034	1,000,000	1,110,241
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	3,000,000	3,585,264
				31,462,745
North Carolina - .6%
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2028	1,500,000	1,798,654
The Charlotte-Mecklenburg Hospital Authority, Revenue Bonds (Atrium Health Obligated Group)	5.00	12/1/2028	1,000,000	[a] 1,276,051
				3,074,705
Ohio - 2.2%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Refunding, Ser. A2	5.00	6/1/2034	3,075,000	3,901,826
Ohio, Revenue Bonds, Refunding (Cleveland Clinic Health Systems Obligated Group) Ser. A	5.00	1/1/2031	1,250,000	1,548,715
Ohio, Revenue Bonds, Refunding, Ser. A	5.00	1/15/2033	1,650,000	2,083,222

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Ohio - 2.2% (continued)
Sycamore Community School District, GO, Refunding	4.00	12/1/2030	4,115,000		4,987,124
				12,520,887
Oregon - 1.3%
Medford Hospital Facilities Authority, Revenue Bonds, Refunding (Asante Project) Ser. A	5.00	8/15/2033	500,000		646,550
Oregon Facilities Authority, Revenue Bonds, Refunding (Legacy Health Project) Ser. A	5.00	6/1/2035	2,500,000		2,920,613
Portland, Revenue Bonds, Ser. A	3.00	3/1/2036	3,500,000		3,925,091
				7,492,254
Pennsylvania - 8.3%
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	2,500,000		3,068,482
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. B, 1 Month MUNIPSA +.42%	0.47	9/1/2022	4,000,000	[a,e]	4,000,228
Luzerne County Industrial Development Authority, Revenue Bonds, Refunding (Pennsylvania-American Water Co.)	2.45	12/3/2029	1,000,000	[a]	1,087,621
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group)	5.00	9/1/2032	1,000,000		1,233,393
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (The University of Pennsylvania Health System Obligated Group) Ser. C	5.00	8/15/2025	1,700,000		1,979,811
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2029	3,405,000		4,191,875
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2030	1,595,000		1,916,216
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2031	2,400,000		2,947,038
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2032	1,200,000		1,472,173
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2028	3,250,000		3,841,286
Pennsylvania Turnpike Commission, Revenue Bonds, Ser. B	5.00	12/1/2031	1,650,000		1,932,295
Philadelphia, GO, Ser. A	5.00	5/1/2033	3,080,000		4,034,816
Philadelphia Airport, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	1,000,000		1,205,821

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Pennsylvania - 8.3% (continued)
Philadelphia Water & Wastewater, Revenue Bonds, Refunding	5.00	10/1/2033	1,500,000	1,961,270
State Public School Building Authority, Revenue Bonds, Refunding (Harrisburg School District Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	12/1/2027	1,095,000	1,328,401
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2035	1,500,000	1,763,948
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	4.00	9/1/2037	2,725,000	3,252,625
The Philadelphia School District, GO (Insured; State Aid Withholding) Ser. A	5.00	9/1/2032	2,000,000	2,491,595
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2030	2,490,000	2,955,853
The Philadelphia School District, GO, Refunding (Insured; State Aid Withholding) Ser. F	5.00	9/1/2026	10,000	[b] 12,061
				46,676,808
South Carolina - 1.4%
Piedmont Municipal Power Agency, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2029	1,000,000	1,253,577
South Carolina Ports Authority, Revenue Bonds	5.00	7/1/2031	2,000,000	2,469,761
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	4.00	12/1/2036	1,000,000	1,211,432
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. C	5.00	12/1/2025	2,320,000	2,626,187
				7,560,957
Tennessee - 1.5%
Greeneville Health & Educational Facilities Board, Revenue Bonds, Refunding (Ballard Health Obligated Group)	5.00	7/1/2032	2,500,000	2,670,163
Tennessee Energy Acquisition Corp., Revenue Bonds	4.00	11/1/2025	2,000,000	[a] 2,229,039
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2026	1,505,000	1,771,040
The Metropolitan Nashville Airport Authority, Revenue Bonds, Ser. B	5.00	7/1/2030	1,350,000	1,733,885
				8,404,127

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Texas - 4.4%
Arlington, Special Tax Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2034	1,500,000	1,698,557
Central Texas Regional Mobility Authority, Revenue Bonds, Ser. A	5.00	7/1/2025	1,350,000	[b] 1,564,185
Central Texas Turnpike System, Revenue Bonds, Refunding, Ser. C	5.00	8/15/2031	2,500,000	2,799,927
Harris County-Houston Sports Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2028	2,770,000	3,088,703
Harris County-Houston Sports Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2029	2,325,000	2,591,064
Love Field Airport Modernization Corp., Revenue Bonds	5.00	11/1/2024	1,000,000	1,125,629
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corporation Project)	5.00	5/15/2032	2,000,000	2,535,557
New Hope Cultural Educational Facilities Finance Corp., Revenue Bonds, Refunding (Children's Health System Project) Ser. A	5.00	8/15/2029	1,750,000	2,140,780
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2031	5,000,000	5,654,281
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding (Baylor Scott & White Health Project) Ser. A	5.00	11/15/2031	1,400,000	1,656,323
				24,855,006
U.S. Related - .8%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2036	4,400,000	4,750,087
Utah - 1.1%
Salt Lake City, Revenue Bonds, Ser. A	5.00	7/1/2036	5,000,000	6,006,933
Virginia - 1.4%
Richmond Public Utility, Revenue Bonds, Refunding	5.00	1/15/2031	4,095,000	4,823,748
Virginia Small Business Financing Authority, Revenue Bonds (95 Express Lanes)	5.00	7/1/2034	2,900,000	2,911,027
				7,734,775

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Washington - 3.5%
Central Puget Sound Regional Transit Authority, Revenue Bonds (Green Bond) Ser. S1	5.00	11/1/2031	1,250,000	1,499,284
Energy Northwest, Revenue Bonds, Refunding	5.00	7/1/2040	1,000,000	1,319,934
King County Public Hospital District No. 1, GO, Refunding (Valley Medical Center)	5.00	12/1/2030	6,930,000	8,276,906
Port of Seattle, Revenue Bonds	5.00	4/1/2028	2,500,000	3,086,119
Washington, GO, Refunding, Ser. A	4.00	2/1/2037	2,270,000	2,829,098
Washington Convention Center Public Facilities District, Revenue Bonds	5.00	7/1/2033	1,330,000	1,607,985
Washington Housing Finance Commission, Revenue Bonds, Ser. A1	3.50	12/20/2035	992,991	1,151,981
				19,771,307
Wisconsin - 2.4%
Public Finance Authority, Revenue Bonds (Appalachian State University Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2059	1,400,000	1,563,314
Public Finance Authority, Revenue Bonds (KU Campus Development Project)	5.00	3/1/2036	4,500,000	5,242,056
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Children's Hospital of Wisconsin Obligated Group)	5.00	8/15/2034	1,835,000	2,240,136
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (ProHealth Care Obligated Group)	5.00	8/15/2033	2,250,000	2,513,484

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Wisconsin - 2.4% (continued)
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Unitypoint Health) Ser. A	5.00	12/1/2028	1,890,000	2,134,475
				13,693,465
Total Long-Term Municipal Investments (cost $518,028,626)			553,157,113
Total Investments (cost $519,880,606)			98.9%	555,048,632
Cash and Receivables (Net)			1.1%	5,919,531
Net Assets			100.0%	560,968,163

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2021, these securities were valued at $1,160,339 or .21% of net assets.

d Security issued with a zero coupon. Income is recognized through the accretion of discount.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of November 30, 2021.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
General	18.0
Medical	13.0
Transportation	12.7
Airport	10.5
General Obligation	10.2
Power	6.1
Water	5.7
Education	5.5
School District	4.6
Tobacco Settlement	3.6
Development	1.4
Prerefunded	1.3
Facilities	1.1
Utilities	1.1
Student Loan	1.1
Special Tax	.9
Multifamily Housing	.8
Nursing Homes	.7
Housing	.3
Pollution	.3
98.9

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-Bill	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2021 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	519,880,606	555,048,632
Cash		540,792
Interest receivable		7,312,524
Receivable for shares of Common Stock subscribed		8,932
Prepaid expenses		16,947
		562,927,827
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		308,556
Payable for investment securities purchased		1,339,830
Payable for shares of Common Stock redeemed		220,253
Directors’ fees and expenses payable		7,804
Other accrued expenses		83,221
		1,959,664
Net Assets ($)		560,968,163
Composition of Net Assets ($):
Paid-in capital		522,553,594
Total distributable earnings (loss)		38,414,569
Net Assets ($)		560,968,163

Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)	40,526,899
Net Asset Value Per Share ($)	13.84

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2021 (Unaudited)

Investment Income ($):
Interest Income	7,675,221
Expenses:
Management fee—Note 3(a)	1,717,377
Shareholder servicing costs—Note 3(b)	256,222
Professional fees	59,661
Directors’ fees and expenses—Note 3(c)	18,400
Registration fees	17,226
Prospectus and shareholders’ reports	9,281
Chief Compliance Officer fees—Note 3(b)	7,077
Custodian fees—Note 3(b)	5,284
Loan commitment fees—Note 2	88
Miscellaneous	20,634
Total Expenses	2,111,250
Investment Income—Net	5,563,971
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,516,809
Net change in unrealized appreciation (depreciation) on investments	(6,476,077)
Net Realized and Unrealized Gain (Loss) on Investments	(4,959,268)
Net Increase in Net Assets Resulting from Operations	604,703

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
Operations ($):
Investment income—net	5,563,971	12,004,568
Net realized gain (loss) on investments	1,516,809	1,551,401
Net change in unrealized appreciation (depreciation) on investments	(6,476,077)	15,161,802
Net Increase (Decrease) in Net Assets Resulting from Operations	604,703	28,717,771
Distributions ($):
Distributions to shareholders	(5,609,922)	(14,102,035)
Capital Stock Transactions ($):
Net proceeds from shares sold	9,543,852	38,996,435
Distributions reinvested	4,639,189	11,631,468
Cost of shares redeemed	(26,042,963)	(57,831,683)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(11,859,922)	(7,203,780)
Total Increase (Decrease) in Net Assets	(16,865,141)	7,411,956
Net Assets ($):
Beginning of Period	577,833,304	570,421,348
End of Period	560,968,163	577,833,304
Capital Share Transactions (Shares):
Shares sold	684,170	2,802,019
Shares issued for distributions reinvested	333,612	835,845
Shares redeemed	(1,869,274)	(4,158,404)
Net Increase (Decrease) in Shares Outstanding	(851,492)	(520,540)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2021		Year Ended May 31,
	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	13.96	13.61	13.72	13.41	13.80	14.13
Investment Operations:
Investment income—net[a]	.14	.29	.31	.32	.34	.34
Net realized and unrealized gain (loss) on investments	(.12)	.39	(.01)	.43	(.29)	(.18)
Total from Investment Operations	.02	.68	.30	.75	.05	.16
Distributions:
Dividends from investment income—net	(.14)	(.28)	(.31)	(.32)	(.34)	(.34)
Dividends from net realized gain on investments	-	(.05)	(.10)	(.12)	(.10)	(.15)
Total Distributions	(.14)	(.33)	(.41)	(.44)	(.44)	(.49)
Net asset value, end of period	13.84	13.96	13.61	13.72	13.41	13.80
Total Return (%)	.12[b]	5.09	2.15	5.79	.31	1.22
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.74[c]	.74	.74	.75	.74	.73
Ratio of net expenses to average net assets	.74[c]	.74	.74	.75	.74	.73
Ratio of net investment income to average net assets	1.94[c]	2.07	2.22	2.38	2.47	2.49
Portfolio Turnover Rate	5.15[b]	8.59	16.30	17.02	14.39	14.47
Net Assets, end of period ($ x 1,000)	560,968	577,833	570,421	618,044	644,070	732,997

a Based on average shares outstanding.

b Not Annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Intermediate Municipal Bond Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective September 1, 2021 (the “Effective Date”), the Adviser has engaged its affiliate, Insight North America LLC (the “Sub-Adviser”) as the fund’s sub-investment adviser pursuant to a sub-investment advisory agreement between the Adviser and Sub-Adviser. As the fund’s sub-investment adviser, the Sub-Adviser provides the day-to-day management of the fund’s investments, subject to the Adviser’s supervision and approval. The Adviser (and not the fund) pays the Sub-Adviser for its sub-advisory services. As of the Effective Date, portfolio managers responsible for managing the fund’s investments who were employees of Mellon Investments Corporation (“Mellon”) in a dual employment arrangement with the Adviser, have become employees of the Sub-Adviser, and are no longer employees of Mellon. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Collateralized Municipal-Backed Securities	-	1,891,519	-	1,891,519
Municipal Securities	-	553,157,113	-	553,157,113

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended November 30, 2021, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2021, the fund did not incur any interest or penalties.

Each tax year in the three–year period ended May 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2021 was as follows: tax-exempt income $11,849,639, ordinary income $49,685, and long-term capital gains $2,202,711, respectively. The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by The Bank of New York Mellon (the “BNYM Credit Facility”), a subsidiary of BNY Mellon and an affiliate of the Adviser, each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2021, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Adviser Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions, interest expense and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from the fees paid to the Adviser, or the Adviser will bear such excess expense. During the period ended November 30, 2021, there was no expense reimbursement pursuant to the Agreement.

As of the Effective Date, pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .288% of the value of the fund’s average daily net assets.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing certain services. These services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2021, the fund was charged $152,353 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as shareholder servicing costs and includes custody net earnings credits, if any, as an expense offset in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2021, the fund was charged $61,046 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2021, the fund was charged $5,284 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2021, the fund was charged $3,820 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended November 30, 2021, the fund was charged $7,077 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $276,601, custodian fees of $3,439, Chief Compliance Officer fees of $5,897 and transfer agency fees of $22,619.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended November 30, 2021, amounted to $29,087,797 and $35,400,273, respectively.

At November 30, 2021, accumulated net unrealized appreciation on investments was $35,168,026, consisting of $36,117,521 gross unrealized appreciation and $949,495 gross unrealized depreciation.

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on November 1-2, 2021, the Board considered the renewal of the fund’s Management Agreement pursuant to which the Adviser provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Insight North America LLC (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Subadviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Subadviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s shares with the performance of a group of retail no-load intermediate municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional intermediate municipal debt funds (the “Performance Universe”), all for various periods ended September 30, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all retail no-load intermediate municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser and the Subadviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except the ten-year period when it was above the Performance Group median and the Performance Universe median. The Board also considered that the fund’s yield performance was at, above or within one basis point of the Performance Group median for all ten of the one-year periods ended September 30th and above the Performance Universe median for nine of the ten one-year periods ended September 30th. The Board considered the relative proximity of the fund’s performance to the Performance Group and/or Performance Universe medians in certain periods when performance was below median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management and sub-advisory services provided by the Adviser and the Subadviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and the Expense Universe median actual management fee and the fund’s total expenses were higher than the Expense Group median and the Expense Universe median total expenses.

Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised or administered by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

portfolios advised by the Adviser or the Subadviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Subadviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Subadviser and the Adviser. The Board also took into consideration that the Subadviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Subadviser are adequate and appropriate.

• The Board was satisfied with the fund’s long-term performance.

• The Board concluded that the fees paid to the Adviser and the Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Subadviser, of the Adviser and the Subadviser and the services provided to the fund by the Adviser and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

For More Information

BNY Mellon Intermediate Municipal Bond Fund, Inc.

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser

Insight North America, LLC
200 Park Avenue, 7th Floor
New York, NY 10166

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbol:	DITEX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 0947SA1121

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Intermediate Municipal Bond Fund, Inc.

By: /s/ David DiPetrillo

       David DiPetrillo

       President (Principal Executive Officer)

Date: January 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

       David DiPetrillo

       President (Principal Executive Officer)

Date: January 21, 2022

By: /s/ James Windels

       James Windels

       Treasurer (Principal Financial Officer)

Date: January 21, 2022

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)